SEGMENT REPORTING	6 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT REPORTING
NOTE 14 -    SEGMENT REPORTING
The CODM of the Company have been identified as the Chairman, Chief Executive Officer and Chief Financial Officer of the Company. The Company organizes its internal financial reporting structure based on its main product and service offerings.
Based on the criteria established by ASC 280, the Company has determined that the reportable segments of the Company consist of (1) IA, (2) Rail, (3) M&E, in accordance with the Company’s organization and internal financial reporting structure. The CODM assesses the performance of the operating segments based on the measures of revenues, costs and gross profit. Other than the information provided below, the CODM does not use any other measures by segments.
Summarized information by segments for the six months ended December 31, 2020, and 2021 is as follows:

	Six months ended December 31, 2020
	(Unaudited)
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contract revenue	$150,245	57,938	39,991	248,174
Product sales	11,819	3,207	—	15,026
Maintenance service revenue	11,372	48,430	20	59,822
Extended warranty service revenue	1,383	390	—	1,773

Total	174,819	109,965	40,011	324,795
Costs of revenue	115,676	56,834	35,165	207,675

Gross profit	$59,143	53,131	4,846	117,120

	Six months ended December 31, 2021
	(Unaudited)
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contract revenue	$189,031	64,083	37,954	291,068
Product sales	14,549	4,968	—	19,517
Maintenance service revenue	12,010	44,045	42	56,097
Extended warranty service revenue	704	2,250	—	2,954

Total	216,294	115,346	37,996	369,636
Costs of revenue	146,102	58,479	34,673	239,254

Gross profit	$70,192	56,867	3,323	130,382

The majority of the Company’s revenues and long-lived assets other than goodwill and intangible assets are derived from and located in the PRC. The following table sets forth the revenues by geographical area:

	Six months ended December 31,
	2020	2021
	(Unaudited)	(Unaudited)
Revenues:
PRC	$283,528	$328,124
Non-PRC	41,267	41,512

	$324,795	$369,636

The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	June 30, 2021	December 31, 2021
		(Unaudited)
Long-lived assets other than goodwill and acquired intangible assets
PRC	$163,343	$178,165
Non-PRC	11,458	10,983

	$174,801	$189,148